Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee and senior management monitor Atlanticus’ equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, including stock options, the Compensation Committee’s practice is to approve them at its meeting in mid-March of each year following the filing of Atlanticus’ Form 10-K for the last fiscal year, as part of the annual compensation review. In addition, the Compensation Committee may make grants at other times during the year for new hires or for other reasons, including for job promotions and retention purposes. Given the Compensation Committee’s regular meeting schedule, the proximity of any awards to other significant corporate events is coincidental. We do not time our equity awards to take advantage of the release of earnings or other major announcements by us or market conditions.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Policies and Practices Related to the Timing of Grants of Certain Equity Awards. The Compensation Committee and senior management monitor Atlanticus’ equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, including stock options, the Compensation Committee’s practice is to approve them at its meeting in mid-March of each year following the filing of Atlanticus’ Form 10-K for the last fiscal year, as part of the annual compensation review. In addition, the Compensation Committee may make grants at other times during the year for new hires or for other reasons, including for job promotions and retention purposes. Given the Compensation Committee’s regular meeting schedule, the proximity of any awards to other significant corporate events is coincidental. We do not time our equity awards to take advantage of the release of earnings or other major announcements by us or market conditions.